Borrowings (Details) - Schedule of interest expense - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Borrowings (Details) - Schedule of interest expense [Line Items]
Commitment fees and other finance fees		$ 401	$ 99	$ 605	$ 378
Amortization of deferred financing cost		616	201	1,514	678
Interest income on loan receivable		(612)	(194)	(1,512)	(206)
Total interest expense		776	2,354	7,184	5,659
Senior Secured Credit Facility [Member]
Borrowings (Details) - Schedule of interest expense [Line Items]
Interest expense		1,100	716	2,540	2,050
Municipality Loan [Member]
Borrowings (Details) - Schedule of interest expense [Line Items]
Interest expense		1	2	3	7
Convertible Notes Payable Mark-to-Market [Member]
Borrowings (Details) - Schedule of interest expense [Line Items]
Interest expense	[1]	(2,261)	1,362	(151)	2,250
Sunoma Loan [Member]
Borrowings (Details) - Schedule of interest expense [Line Items]
Interest expense	[2]	424		1,335
Opal Term Loan [Member]
Borrowings (Details) - Schedule of interest expense [Line Items]
Interest expense		1,107		2,850
Revolving Credit Facility [Member] | TruStar Revolving Credit Facility [Member] | Line of Credit [Member]
Borrowings (Details) - Schedule of interest expense [Line Items]
Interest expense			$ 168		$ 502

[1]	The mark-to-market on the Convertible Note Payable is negative for the three and nine months ended September 30, 2022 as the prepayment penalty is no longer applicable upon completion of the Business Combination. The change in fair value of the Convertible Note Payable recorded for the three months ended September 30, 2022 was $2,906.
[2]	The interest on Sunoma Loan was capitalized during the construction phase of the RNG facility. Sunoma became operational in December 2021. Therefore, the interest for the three and nine months ended September 30, 2022 has been expensed.